Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000917469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Institutional Class, Retail Class and Class N are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund will normally invest at least 55% of its net assets in investment-grade fixed-income securities. The Fund may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities, such as common stocks and preferred stocks. Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. government securities, investment-grade corporate securities, securitized assets, high-yield corporate securities, emerging market securities, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund’s overall strategy.
The Fund may invest up to 20% of its assets in foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.
The fixed-income securities in which the Fund may invest include, among other instruments, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions (such as forward currency contracts) and swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.
To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2023, 7.34% Lowest Quarterly Return: First Quarter 2020, -11.75%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Below Investment-Grade Fixed-Income Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates.
Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk is the risk that the value of the Fund’s derivative investments such as forward currency contracts, structured notes, options, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, uncleared swaps and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk is the risk that the Fund’s investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk is the risk that the value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Inflation/Deflation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Recently, inflation rates in the United States and elsewhere have been increasing. There can be no assurance that this trend will not continue or that efforts to slow or reverse inflation will not harm the economy and asset values. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity, inflation and valuation risks).

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Bloomberg U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[1]
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Bloomberg U.S. Government/Credit Bond Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.97%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 867
Annual Return 2014	rr_AnnualReturn2014	4.76%
Annual Return 2015	rr_AnnualReturn2015	(6.86%)
Annual Return 2016	rr_AnnualReturn2016	8.63%
Annual Return 2017	rr_AnnualReturn2017	7.48%
Annual Return 2018	rr_AnnualReturn2018	(2.87%)
Annual Return 2019	rr_AnnualReturn2019	11.57%
Annual Return 2020	rr_AnnualReturn2020	2.14%
Annual Return 2021	rr_AnnualReturn2021	3.23%
Annual Return 2022	rr_AnnualReturn2022	(12.49%)
Annual Return 2023	rr_AnnualReturn2023	8.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	2.10%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	0.36%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	0.97%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Retail Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,163
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	1.85%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Admin Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	1.59%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Bond Fund) | Class N
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 773
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	2.17%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (“junk bonds”) and up to 10% of its assets in equity securities (including preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Service,
Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities that are attractively valued relative to the Loomis Sayles’ credit research team’s assessment of credit risk. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.
In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund’s overall strategy.
The Fund may invest up to 20% of its assets in foreign securities, including emerging market securities and may invest, without limit, in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).
The fixed-income securities in which the Fund may invest include, among other instruments, corporate securities, U.S. government securities, collateralized loan obligations, zero-coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, real estate investment trusts (“REITs”), securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private equity investments and structured notes, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.
To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2023, 7.59% Lowest Quarterly Return: First Quarter 2020, -7.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2023)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. Index performance reflects no deduction for fees, expenses or taxes.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Credit/Counterparty Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Below Investment-Grade Fixed-Income Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Currency Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates.
Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest volatility and liquidity risk. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Market/Issuer Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Cybersecurity and Technology Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk is the risk that the value of the Fund’s derivative investments such as structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for uncleared swaps and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk is the risk that the Fund’s investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk is the risk that the value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Foreign Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Inflation/Deflation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Recently, inflation rates in the United States and elsewhere have been increasing. There can be no assurance that this trend will not continue or that efforts to slow or reverse inflation will not harm the economy and asset values. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Leverage Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Liquidity Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity, inflation and valuation risks).

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | REITs Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Large Investor Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Bloomberg U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.53%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[6]
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Bloomberg U.S. Government/Credit Bond Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.97%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 687
Annual Return 2014	rr_AnnualReturn2014	4.28%
Annual Return 2015	rr_AnnualReturn2015	(4.27%)
Annual Return 2016	rr_AnnualReturn2016	6.41%
Annual Return 2017	rr_AnnualReturn2017	8.42%
Annual Return 2018	rr_AnnualReturn2018	(2.08%)
Annual Return 2019	rr_AnnualReturn2019	9.36%
Annual Return 2020	rr_AnnualReturn2020	7.19%
Annual Return 2021	rr_AnnualReturn2021	0.80%
Annual Return 2022	rr_AnnualReturn2022	(11.98%)
Annual Return 2023	rr_AnnualReturn2023	8.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.39%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	0.84%
(Loomis Sayles Funds I - Classes A, C, N, T and Y) | (Loomis Sayles Investment Grade Fixed Income Fund) | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	1.31%

[1]
1	Effective May 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. For reference, the performance of the Fund’s former primary index is included in the table above.

[2]
1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2023, as if reduction had been in effect during the fiscal year ended December 31, 2023. The information has been restated to better reflect anticipated expenses of the Fund.

[3]
3	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.66%, 0.91%, 1.16% and 0.61% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
2	Other expenses include an administrative services fee of 0.21% for Admin Class shares.

[5]
4	In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees and/or other expenses. This may result in Admin Class shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.16% of the Fund’s average daily net assets. This additional waiver may be terminated at any time.

[6]
1	Effective May 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. For reference, the performance of the Fund’s former primary index is included in the table above.

[7]
1	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.53% of the Fund’s average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2025 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the expense limitation at the time such amounts were waived/reimbursed and (2) the Fund’s current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.